Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Number of Reportable Segments	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Decision Maker
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM uses consolidated net loss for the purpose of assessing performance, making operating decisions and allocating resources.